THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2025 (Unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 51.4%

	COAL & CONSUMABLE FUELS — 0.2%
5,000	Core Natural Resources, Inc.	$371,300

	INTEGRATED OIL & GAS — 1.1%
1,000	Chevron Corp.	160,600
1,000	Exxon Mobil Corp.	114,290
42,100	Occidental Petroleum Corp.	2,004,381

		2,279,271

	OIL & GAS EXPLORATION & PRODUCTION — 0.4%
4,000	Diamondback Energy, Inc.	595,040
2,000	EOG Resources, Inc.	249,640

		844,680

	OIL & GAS STORAGE & TRANSPORTATION — 30.8%
2,038,000	Enterprise Products Partners LP	65,501,320

	PROPERTY & CASUALTY INSURANCE — 6.3%
187,650	W. R. Berkley Corp.	13,452,629

	REGIONAL BANKS — 12.6%
507,800	Bank OZK	26,644,266

TOTAL DOMESTIC EQUITY SECURITIES (COST $68,239,142)		109,093,466

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 3.3%

	MORTGAGE FINANCE — 3.3%
298,800	Federal Home Loan Mortgage Corp. 5.100%, Series H(a)	$6,991,920

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $2,016,900)		6,991,920

Principal

	U.S. GOVERNMENT OBLIGATIONS — 42.3%

	U.S. Treasury Bills
$ 15,000,000	4.267%, 09/02/2025(b)	15,000,000
25,000,000	4.262%, 09/09/2025(b)	24,979,340
15,000,000	4.269%, 09/16/2025(b)	14,975,118
20,000,000	4.255%, 09/23/2025(b)	19,950,405
15,000,000	4.248%, 09/30/2025(b)	14,950,475

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $89,845,167)		89,855,338

Shares
	MONEY MARKET FUNDS — 3.1%
6,594,826	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.16%(c)	6,594,826

TOTAL MONEY MARKET FUNDS (COST $6,594,826)		6,594,826

TOTAL INVESTMENTS — 100.1% (COST $166,696,035)		212,535,550
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(144,849)

NET ASSETS — 100.0%		$212,390,701

(a)	Non-income producing security.
(b)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(c)	Annualized based on the 1-day yield as of August 31, 2025.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2025 (Unaudited)

Note 1. Significant Accounting Policies

As an investment company, The Fairholme Focused Income Fund (the “Fund”) follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities follows:

Security Valuation:

Securities for which market quotations are readily available are valued at market value, and other securities are valued at “fair value” as determined in accordance with policies and procedures approved by the Board of Directors of Fairholme Funds, Inc. (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Fairholme Capital Management, L.L.C. (the “Manager”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

The Manager may determine the fair valuation of a security when market quotations are not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the investment. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and ask prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the investment’s markets, such as the suspension or limitation of trading; and (h) local market closures. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): Fixed-income securities are valued at prices supplied by an independent pricing source or by pricing service providers based on broker or dealer supplied valuations or matrix pricing.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day.

Short-term securities: Investments in securities with remaining maturities of less than sixty days are valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing.

The Fund uses third-party pricing services, which are approved by the Manager, to provide prices for some of the Fund’s securities. The Fund also uses other independent market trade data sources, as well as broker quotes provided by market makers.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value.

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2025 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of August 31, 2025, is as follows:

	Valuation Inputs
		Level 2 -Other	Level 3 -
		Significant	Significant	Total
	Level 1 -	Observable	Unobservable	Fair Value
	Quoted Prices	Inputs	Inputs	at 08/31/25
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$109,093,466	$—	$—	$109,093,466
Domestic Preferred Equity Securities*	6,991,920	—	—	6,991,920
U.S. Government Obligations	—	89,855,338	—	89,855,338
Money Market Funds	6,594,826	—	—	6,594,826

TOTAL INVESTMENTS	$122,680,212	$89,855,338	$—	$212,535,550

* Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments for the Fund at August 31, 2025.

For additional information regarding the accounting policies of the Fund and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

3